Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited and Restated)
	2025	2024
	USD	USD
Basic and diluted loss per share
Net loss attributable to the equity holders of the Parent	(37,113,975)	(27,666,386)
Shares used in computation:
Weighted-average shares outstanding	6,688,032	4,825,829

Basic net loss per share attributable to equity holders of the Parent	(5.5)	(5.7)

Schedule of Impact on Loss Per Share
Period ended	(Restated reported)	(Previously reported)
Six months ended June 30, 2025:
Net loss attributable to the equity holders of the Parent	(37,113,975)	(37,113,975)
Shares used in computation:	6,688,032	66,880,309
Basic net loss per share attributable to equity holders of the Parent	(5.5)	(0.55)

Six months ended June 30, 2024:
Net loss attributable to the equity holders of the Parent	(27,666,386)	(27,666,386)
Shares used in computation:	4,825,829	48,258,290
Basic net loss per share attributable to equity holders of the Parent	(5.7)	(0.57)